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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296

BARON SELECT FUNDS
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.
c/o Baron Select Funds,
767 Fifth Avenue, 49th Floor,
New York, NY 10153
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

Shares		Cost	Value

Common Stocks (126.62%)

Consumer Discretionary (32.94%)
	Broadcasting (2.68%)
725,000	Discovery Communications, Inc., Cl A1	$16,468,215	$27,274,500
	Casinos & Gaming (3.35%)
1,025,000	Penn National Gaming, Inc.[1]	30,676,248	34,122,250
	Education Services (5.70%)
1,075,000	Anhanguera Educacional
	Participacoes SA (Brazil)[2]	22,280,994	13,835,926
825,000	DeVry, Inc.	35,163,137	30,492,000
180,000	Strayer Education, Inc.	19,938,650	13,800,600

		77,382,781	58,128,526
	Hotels, Resorts & Cruise Lines (9.32%)
2,500,000	Hyatt Hotels Corp., Cl A1	66,878,141	78,425,000
425,000	Starwood Hotels & Resorts Worldwide, Inc.	22,877,170	16,498,500

		89,755,311	94,923,500
	Leisure Facilities (4.01%)
1,081,800	Vail Resorts, Inc.	34,304,772	40,881,222
	Specialty Stores (7.88%)
2,400,000	Dick’s Sporting Goods, Inc.[1]	38,814,999	80,304,000

Total Consumer Discretionary		287,402,326	335,633,998

Energy (5.13%)
	Oil & Gas Drilling (1.99%)
500,000	Helmerich & Payne, Inc.	11,603,764	20,300,000
	Oil & Gas Exploration & Production (3.14%)
450,000	Concho Resources, Inc.[1]	18,991,084	32,013,000

Total Energy		30,594,848	52,313,000

Financials (22.21%)
	Asset Management & Custody Banks (1.69%)
775,000	Eaton Vance Corp.	20,094,120	17,259,250
	Investment Banking & Brokerage (5.17%)
4,675,000	Charles Schwab Corp.	46,455,902	52,687,250
	Reinsurance (9.62%)
3,000,000	Arch Capital Group, Ltd.[1,2]	45,708,458	98,025,000
	Specialized Finance (5.73%)
1,925,000	MSCI, Inc., Cl A1	51,351,935	58,385,250

Total Financials		163,610,415	226,356,750

Health Care (5.86%)
	Health Care Equipment (5.86%)
250,000	Edwards Lifesciences Corp.[1]	5,754,711	17,820,000
115,000	Intuitive Surgical, Inc.[1]	30,051,020	41,892,200

Total Health Care		35,805,731	59,712,200

Shares		Cost	Value

Common Stocks (continued)

Industrials (34.64%)
	Air Freight & Logistics (6.67%)
800,000	C. H. Robinson Worldwide, Inc.	$20,066,739	$54,776,000
325,000	Expeditors International of Washington, Inc.	8,242,528	13,178,750

		28,309,267	67,954,750
	Diversified Support Services (2.53%)
1,275,000	Ritchie Bros. Auctioneers, Inc.[2]	31,137,256	25,742,250
	Research & Consulting Services (12.57%)
500,000	CoStar Group, Inc.[1]	19,068,649	25,985,000
1,450,000	Nielsen Holdings NV1,2	38,885,796	37,816,000
1,850,000	Verisk Analytics, Inc., Cl A1	51,366,473	64,324,500

		109,320,918	128,125,500
	Trading Companies & Distributors (12.87%)
1,200,000	Air Lease Corp.[1]	32,518,675	23,040,000
3,250,000	Fastenal Co.	58,069,430	108,160,000

		90,588,105	131,200,000

Total Industrials		259,355,546	353,022,500

Information Technology (12.26%)
	Application Software (10.91%)
1,250,000	FactSet Research Systems, Inc.	71,127,614	111,212,500
	Systems Software (1.35%)
808,600	TOTVS SA (Brazil)[2]	16,033,953	13,761,574

Total Information Technology		87,161,567	124,974,074

Materials (1.61%)
	Diversified Metals & Mining (1.61%)
500,000	Molycorp, Inc.[1]	23,353,838	16,435,000

Utilities (11.97%)
	Electric Utilities (11.97%)
1,575,000	ITC Holdings Corp.	51,271,951	121,952,250

TOTAL COMMON STOCKS		938,556,222	1,290,399,772

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2011 (UNAUDITED)

Shares		Cost	Value

Private Equity Investments (2.44%)

Consumer Discretionary (0.22%)
	Hotels, Resorts & Cruise Lines (0.22%)
3,900,000	Kerzner International Holdings, Ltd., Cl A1,2,3,4,6	$39,000,000	$2,223,000

Financials (2.22%)
	Asset Management & Custody Banks (2.22%)
7,016,801	Windy City Investments Holdings LLC[1,3,4,6]	40,122,696	21,050,404
562,329	Windy City Investments Holdings LLC[1,3,4,6,7]	1,012,192	1,602,637

Total Financials		41,134,888	22,653,041

TOTAL PRIVATE EQUITY INVESTMENTS		80,134,888	24,876,041

Principal Amount

Short Term Investments (0.03%)

$258,367	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2011, 0.01% due 10/03/2011; Proceeds at maturity – $258,367; (Fully collateralized by U.S. Treasury Note, 2.125% due 11/30/2014; Market value – $275,275)[5]	258,367	258,367

TOTAL INVESTMENTS (129.09%)		$1,018,949,477	1,315,534,180

LIABILITIES LESS CASH AND OTHER ASSETS (-29.09%)			(296,414,487)

NET ASSETS			$1,019,119,693

RETAIL SHARES (Equivalent to $17.01 per share based on 53,134,964 shares outstanding)			$903,791,474

INSTITUTIONAL SHARES (Equivalent to $17.11 per share based on 6,739,306 shares outstanding)			$115,328,219

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2011, the market value of restricted and fair valued securities amounted to $24,876,041 or 2.44% of net assets. None of these securities are deemed liquid. See Note 5 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 3 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 3 regarding Fair Value Measurements.
[7]	Position is subject to additional restriction.
All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

Shares		Cost	Value

Common Stocks (93.47%)

Consumer Discretionary (19.03%)
	Education Services (4.69%)
145,557	Anhanguera Educacional Participacoes SA (Brazil)[2]	$2,194,717	$1,873,410
35,000	DeVry, Inc.	1,497,572	1,293,600
7,000	Strayer Education, Inc.	1,097,871	536,690

		4,790,160	3,703,700
	Hotels, Resorts & Cruise Lines (10.10%)
110,000	Choice Hotels International, Inc.	3,627,113	3,269,200
150,000	Hyatt Hotels Corp., Cl A1	4,448,196	4,705,500

		8,075,309	7,974,700
	Specialty Stores (4.24%)
100,000	Dick’s Sporting Goods, Inc.[1]	1,630,006	3,346,000

Total Consumer Discretionary		14,495,475	15,024,400

Consumer Staples (2.80%)
	Household Products (2.80%)
50,000	Church & Dwight Co., Inc.	1,274,171	2,210,000

Energy (8.28%)
	Oil & Gas Drilling (2.06%)
40,000	Helmerich & Payne, Inc.	1,493,099	1,624,000
	Oil & Gas Exploration & Production (6.22%)
35,000	Concho Resources, Inc.[1]	1,051,799	2,489,900
40,000	SM Energy Co.	2,275,966	2,426,000

		3,327,765	4,915,900

Total Energy		4,820,864	6,539,900

Financials (10.72%)
	Asset Management & Custody Banks (1.97%)
70,000	Eaton Vance Corp.	1,247,423	1,558,900
	Reinsurance (4.14%)
100,000	Arch Capital Group, Ltd.[1,2]	1,800,056	3,267,500
	Specialized Finance (4.61%)
120,000	MSCI, Inc., Cl A1	3,001,749	3,639,600

Total Financials		6,049,228	8,466,000

Health Care (7.68%)
	Health Care Distributors (2.67%)
34,000	Henry Schein, Inc.[1]	1,353,700	2,108,340
	Health Care Equipment (2.35%)
26,000	Edwards Lifesciences Corp.[1]	1,433,221	1,853,280
	Life Sciences Tools & Services (2.66%)
15,000	Mettler-Toledo International, Inc.[1]	702,213	2,099,400

Total Health Care		3,489,134	6,061,020

Shares		Cost	Value

Common Stocks (continued)

Industrials (26.04%)
	Air Freight & Logistics (3.47%)
40,000	C. H. Robinson Worldwide, Inc.	$1,466,812	$2,738,800
	Diversified Support Services (1.54%)
60,000	Ritchie Bros. Auctioneers, Inc.[2]	1,475,258	1,211,400
	Railroads (5.30%)
90,000	Genesee & Wyoming, Inc., Cl A1	2,791,608	4,186,800
	Research & Consulting Services (8.94%)
100,000	Nielsen Holdings NV1,2	2,944,502	2,608,000
128,050	Verisk Analytics, Inc., Cl A1	3,651,694	4,452,298

		6,596,196	7,060,298
	Trading Companies & Distributors (6.79%)
105,750	Air Lease Corp.[1]	2,774,753	2,030,400
100,000	Fastenal Co.	2,169,716	3,328,000

		4,944,469	5,358,400

Total Industrials		17,274,343	20,555,698

Information Technology (8.21%)
	Application Software (8.21%)
25,000	ANSYS, Inc.[1]	548,887	1,226,000
35,000	FactSet Research Systems, Inc.	1,982,041	3,113,950
70,000	Pegasystems, Inc.	1,989,069	2,142,700

Total Information Technology		4,519,997	6,482,650

Materials (7.77%)
	Diversified Metals & Mining (2.92%)
70,000	Molycorp, Inc.[1]	3,172,657	2,300,900
	Industrial Gases (4.85%)
60,000	Airgas, Inc.	3,783,761	3,829,200

Total Materials		6,956,418	6,130,100

Utilities (2.94%)
	Electric Utilities (2.94%)
30,000	ITC Holdings Corp.	1,552,701	2,322,900

TOTAL COMMON STOCKS		60,432,331	73,792,668

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2011 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (2.02%)

$1,597,531	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2011, 0.01% due 10/03/2011; Proceeds at maturity – $1,597,532; (Fully collateralized by U.S. Treasury Note, 2.125% due 11/30/2014; Market value – $1,678,119)[3]	$1,597,531	$1,597,531

TOTAL INVESTMENTS (95.49%)		$62,029,862	75,390,199

CASH AND OTHER ASSETS LESS LIABILITIES (4.51%)			3,557,968

NET ASSETS			$78,948,167

RETAIL SHARES (Equivalent to $8.53 per share based on 2,877,688 shares outstanding)			$24,558,173

INSTITUTIONAL SHARES (Equivalent to $8.58 per share based on 6,339,703 shares outstanding)			$54,389,994

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 3 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

Shares		Cost	Value

Common Stocks (92.39%)

Australia (2.92%)
95,000	Domino’s Pizza Enterprises, Ltd.[2]	$641,052	$603,804
160,000	Wotif.com Holdings, Ltd.[2]	690,168	605,784

Total Australia		1,331,220	1,209,588

Brazil (9.12%)
35,000	Anhanguera Educacional Participacoes SA	457,527	450,472
40,000	Companhia Hering	260,448	668,209
35,000	Fleury SA	531,327	417,710
32,000	Itau Unibanco Holding SA, ADR	507,851	496,640
30,000	OGX Petroleo e Gas Participacoes SA1	262,145	183,486
65,000	Qualicorp SA1	536,833	483,978
20,000	Restoque Comercio e Confeccoes de Roupas SA1	28,291	221,779
50,000	TOTVS SA	232,220	850,951

Total Brazil		2,816,642	3,773,225

Canada (6.86%)
17,000	Crescent Point Energy Corp.	759,301	639,994
80,988	EcoSynthetix, Inc.[1]	768,590	584,282
100,000	Goldgroup Mining, Inc.[1]	149,297	127,875
60,000	Kirkland Lake Gold, Inc.[1]	440,517	972,803
13,000	Ritchie Bros. Auctioneers, Inc.	262,487	262,470
110,000	Vero Energy, Inc.[1]	725,834	250,883

Total Canada		3,106,026	2,838,307

China (6.38%)
65,431	China Automotive Systems, Inc.[1]	571,766	308,834
95,000	China Valves Technology, Inc.[1]	436,378	214,700
1,300,000	Kingdee International Software Group Co., Ltd.[2]	118,011	489,067
65,000	Origin Agritech, Ltd.[1]	516,053	151,450
30,500	Qihoo 360 Technology Co. Ltd., ADR[1]	649,181	498,370
280,000	Shandong Weigao Group Medical Polymer Co., Ltd.[2]	163,780	310,891
18,000	Tencent Holdings, Ltd.[2]	230,886	372,448
121,500	Tingyi Holding Corp.[2]	137,065	295,656

Total China		2,823,120	2,641,416

France (5.37%)
20,000	Eurofins Scientific[2]	1,275,015	1,511,726
19,000	Ingenico SA2	306,915	711,638

Total France		1,581,930	2,223,364

Germany (4.86%)
6,000	Gerresheimer AG2	137,143	251,113
31,500	QIAGEN NV1	678,205	435,645
45,000	RIB Software AG1	289,752	283,658
45,000	Symrise AG2	594,444	1,040,073

Total Germany		1,699,544	2,010,489

Hong Kong (1.71%)
300,000	Wynn Macau, Ltd.[1,2]	394,128	705,666

India (2.84%)
55,800	Financial Technologies, Ltd.[2]	1,223,021	916,250
149,067	Hathway Cable and Datacom, Ltd.[1,2]	435,706	260,101

Total India		1,658,727	1,176,351

Ireland (2.51%)
25,000	Ryanair Holdings plc, ADR[1]	631,151	643,750
60,000	Velti plc[1]	673,410	396,600

Total Ireland		1,304,561	1,040,350

Shares		Cost	Value

Common Stocks (continued)

Israel (1.51%)
20,000	Mellanox Technologies, Ltd.[1]	$621,527	$624,400

Italy (1.54%)
130,000	Amplifon SpA[2]	681,447	636,653

Japan (14.01%)
45,000	Bridgestone Corp.[2]	871,064	1,021,035
19,000	Canon, Inc., ADR	647,350	859,940
7,500	Fanuc Corp.[2]	597,448	1,033,094
22,000	Kakaku.com, Inc.[2]	579,276	903,057
30,000	Softbank Corp.[2]	1,039,471	877,801
45,000	Sony Financial Holdings, Inc.[2]	697,780	687,047
25,000	THK Co., Ltd.[2]	621,566	416,019

Total Japan		5,053,955	5,797,993

Korea, Republic Of (3.76%)
5,800	Daum Communications Corp.[2]	460,835	695,502
850	LG Household & Health Care, Ltd.[2]	231,288	382,096
2,500	NHN Corp.[1,2]	430,229	476,292

Total Korea, Republic Of		1,122,352	1,553,890

Mexico (1.14%)
154,600	Compartamos SAB de CV	69,859	209,017
160,000	Genomma Lab Internacional SA1	262,400	263,851

Total Mexico		332,259	472,868

Norway (2.35%)
220,000	Opera Software ASA[2]	1,215,041	971,672

South Africa (1.18%)
75,000	Net 1 UEPS Technologies, Inc.[1]	826,229	487,500

Spain (1.00%)
65,000	Grifols SA, ADR[1]	408,745	415,350

Sweden (1.28%)
31,400	Lundin Petroleum AB1,2	395,567	530,846

Switzerland (6.16%)
21,000	Compagnie Financiere Richemont SA2	380,490	935,452
26,500	Julius Baer Group, Ltd.[2]	714,533	885,581
14,000	Syngenta AG, ADR	659,300	726,180

Total Switzerland		1,754,323	2,547,213

United Kingdom (10.47%)
450,000	Borders & Southern Petroleum plc[1,2]	407,229	317,873
465,000	bwin.party digital entertainment plc[1,2]	1,681,901	888,075
75,000	Experian plc[2]	476,937	841,924
27,000	Intertek Group plc[2]	474,276	776,539
200,000	Mytrah Energy, Ltd. (formerly, Caparo Energy, Ltd.)[1]	366,401	300,965
120,000	Premier Oil plc[1,2]	568,825	645,111
28,125	Standard Chartered plc[2]	611,130	561,121

Total United Kingdom		4,586,699	4,331,608

United States (5.42%)
19,000	Agilent Technologies, Inc.[1]	406,140	593,750
15,000	Arch Capital Group, Ltd.[1]	293,022	490,125
4,500	Core Laboratories NV	194,071	404,235
28,000	NII Holdings, Inc.[1]	735,696	754,600

Total United States		1,628,929	2,242,710

TOTAL COMMON STOCKS		35,342,971	38,231,459

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2011 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (6.90%)

$2,853,167	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2011, 0.01% due 10/03/2011; Proceeds at maturity – $2,853,170; (Fully collateralized by U.S. Treasury Note, 2.625% due 11/15/2020; Market value – $3,000,838)[2]	$2,853,167	$2,853,167

TOTAL INVESTMENTS (99.29%)		$38,196,138	41,084,626

CASH AND OTHER ASSETS LESS LIABILITIES (0.71%)			294,259

NET ASSETS			$41,378,885

RETAIL SHARES (Equivalent to $13.75 per share based on 849,620 shares outstanding)			$11,682,391

INSTITUTIONAL SHARES (Equivalent to $13.79 per share based on 2,153,276 shares outstanding)			$29,696,494

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 3 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage of
as of September 30, 2011	Net Assets

Information Technology	23.1%
Consumer Discretionary	16.1
Health Care	11.7
Industrials	11.3
Materials	8.3
Financials	8.1
Energy	7.2
Telecommunication Services	3.9
Consumer Staples	2.0
Utilities	0.7
Cash and Cash Equivalents*	7.6

100.0%

*Includes short term investments

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.99%)
Consumer Discretionary (17.96%)
	Casinos & Gaming (4.61%)
18,450	Ameristar Casinos, Inc.	$418,432	$296,122
9,820	Penn National Gaming, Inc.[1]	305,738	326,908
		724,170	623,030
	Hotels, Resorts & Cruise Lines (12.13%)
8,000	Carnival Corp.[2]	301,614	242,400
10,825	Hyatt Hotels Corp., Cl A1	406,849	339,580
9,275	Starwood Hotels & Resorts Worldwide, Inc.	477,202	360,056
24,450	Wyndham Worldwide Corp.	755,434	697,069
		1,941,099	1,639,105
	Leisure Facilities (1.22%)
4,353	Vail Resorts, Inc.	175,264	164,500
Total Consumer Discretionary		2,840,533	2,426,635

Energy (8.70%)
	Oil & Gas Storage & Transportation (8.70%)
17,350	Golar LNG Partners LP2	412,357	443,639
13,541	Targa Resources Corp.	361,611	402,845
13,850	Tesoro Logistics LP	290,850	329,630
Total Energy		1,064,818	1,176,114

Financials (34.24%)
	Diversified Capital Markets (0.54%)
8,350	HFF, Inc., Cl A1	78,428	72,979
	Diversified Real Estate Activities (2.83%)
13,905	Brookfield Asset Management, Inc., Cl A2	380,262	383,083
	Diversified REIT’s (3.91%)
16,500	American Assets Trust, Inc.	317,931	296,175
3,110	Vornado Realty Trust	228,797	232,068
		546,728	528,243
	Office REITs (5.78%)
6,700	Corporate Office Properties Trust	224,544	145,926
19,600	Douglas Emmett, Inc.	317,270	335,160
5,165	SL Green Realty Corp.	363,840	300,345
		905,654	781,431
	Real Estate Services (5.25%)
28,850	CB Richard Ellis Group, Inc., Cl A1	541,496	388,321
7,000	FirstService Corp.[1,2]	204,682	180,040
13,300	Kennedy-Wilson Holdings, Inc.	141,302	140,980
		887,480	709,341
	Residential REITs (6.05%)
8,984	American Campus Communities, Inc.	279,151	334,295
2,600	AvalonBay Communities, Inc.	317,514	296,530
1,550	Essex Property Trust, Inc.	205,267	186,062
		801,932	816,887
	Specialized REITs (9.88%)
4,750	Alexandria Real Estate Equities, Inc.[3]	316,521	291,602
15,700	CubeSmart (formerly, U-Store-It Trust)	131,981	133,921
5,150	Digital Realty Trust, Inc.[3]	279,095	284,074
7,200	Entertainment Properties Trust	277,997	280,656
18,000	LaSalle Hotel Properties	390,648	345,600
		1,396,242	1,335,853
Total Financials		4,996,726	4,627,817
Shares		Cost	Value
Common Stocks (continued)
Health Care (7.52%)
	Health Care Facilities (7.52%)
24,730	Brookdale Senior Living, Inc.[1]	$485,712	$310,114
91,300	Capital Senior Living Corp.[1]	679,951	563,321
30,750	Sunrise Senior Living, Inc.[1]	297,662	142,373
Total Health Care		1,463,325	1,015,808

Industrials (5.24%)
	Building Products (0.74%)
4,600	Owens Corning, Inc.[1]	118,868	99,728
	Industrial Machinery (1.98%)
5,465	Stanley Black & Decker, Inc.	353,756	268,331
	Research & Consulting Services (2.52%)
6,546	CoStar Group, Inc.[1]	392,690	340,196
Total Industrials		865,314	708,255

Information Technology (11.42%)
	Application Software (2.13%)
14,096	RealPage, Inc.[1]	298,458	288,263
	Internet Software & Services (1.94%)
9,600	Zillow, Inc.[1]	192,000	262,560
	IT Consulting & Other Services (5.06%)
7,695	Equinix, Inc.[1,3]	725,520	683,547
	Systems Software (2.29%)
7,050	MICROS Systems, Inc.[1]	333,174	309,566
Total Information Technology		1,549,152	1,543,936

Materials (1.46%)
	Diversified Metals & Mining (1.46%)
6,000	Molycorp, Inc.[1]	307,564	197,220

Telecommunication Services (6.58%)
	Wireless Telecommunication Services (6.58%)
9,550	American Tower Corp., Cl A1	500,716	513,790
10,875	SBA Communications Corp., Cl A1	409,806	374,970
Total Telecommunication Services		910,522	888,760

Utilities (2.87%)
	Electric Utilities (2.87%)
15,950	Brookfield Infrastructure Partners LP2	326,142	388,223
TOTAL COMMON STOCKS		14,324,096	12,972,768

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2011 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (4.03%)

$544,418	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2011, 0.01% due 10/03/2011; Proceeds at maturity – $544,418; (Fully collateralized by U.S. Treasury Note, 1.375% due 09/30/2018; Market value – $576,375)[4]	$544,418	$544,418
TOTAL INVESTMENTS (100.02%)		$14,868,514	13,517,186
LIABILITIES LESS CASH AND OTHER ASSETS (-0.02%)			(3,022)

NET ASSETS			$13,514,164
RETAIL SHARES (Equivalent to $10.77 per share based on 874,009 shares outstanding)			$9,415,355
INSTITUTIONAL SHARES (Equivalent to $10.81 per share based on 379,043 shares outstanding)			$4,098,809

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 3 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

Shares		Cost	Value

Common Stocks (83.36%)

Brazil (16.06%)
7,000	Anhanguera Educacional Participacoes SA	$148,082	$90,094
12,000	BM&F BOVESPA SA	86,237	56,099
5,500	Companhia Hering	106,669	91,879
10,000	Estacio Participacoes SA	140,403	87,754
7,500	Fleury SA	110,805	89,509
7,500	Itau Unibanco Holding SA, ADR	155,939	116,400
1,500	Natura Cosmeticos SA	39,480	25,529
20,000	OGX Petroleo e Gas Participacoes SA1	207,986	122,324
13,000	Qualicorp SA1	107,367	96,796
7,000	Redecard SA	104,404	95,307
8,000	TOTVS SA	157,248	136,152

Total Brazil		1,364,620	1,007,843

Canada (1.95%)
60,000	Goldgroup Mining, Inc.[1]	90,116	76,725
1,100	Niko Resources, Ltd.	81,471	45,316

Total Canada		171,587	122,041

Chile (4.46%)
322,211	CFR Pharmaceuticals SA1	61,115	69,440
2,615	CFR Pharmaceuticals SA, 144A, ADR[1]	47,627	56,353
1,500	Cia. Cervecerias Unidas SA, ADR	80,928	77,475
1,600	Sociedad Quimica y Minera de Chile SA, ADR	90,229	76,496

Total Chile		279,899	279,764

China (9.71%)
14,897	China Automotive Systems, Inc.[1]	122,611	70,314
20,000	China Valves Technology, Inc.[1]	63,945	45,200
185,000	Kingdee International Software Group Co., Ltd.[2]	90,094	69,598
10,000	Origin Agritech, Ltd.[1]	78,406	23,300
7,500	Qihoo 360 Technology Co. Ltd., ADR[1]	152,807	122,550
56,000	Shandong Weigao Group Medical Polymer Co., Ltd.[2]	66,689	62,178
4,000	Spreadtrum Communications, Inc., ADR	54,916	71,800
3,800	Tencent Holdings, Ltd.[2]	94,802	78,628
27,000	Tingyi Holding Corp.[2]	66,256	65,701

Total China		790,526	609,269

Hong Kong (3.72%)
125,000	Dah Chong Hong Holdings, Ltd.[2]	144,216	127,826
45,000	Wynn Macau, Ltd.[1,2]	115,522	105,850

Total Hong Kong		259,738	233,676

India (11.70%)
8,500	Financial Technologies, Ltd.[2]	151,743	139,572
30,800	Hathway Cable and Datacom, Ltd.[1,2]	90,025	53,742
9,000	Housing Development Finance Corp., Ltd.[2]	136,903	117,367
10,000	Lupin, Ltd.	89,825	96,856
8,500	Mahindra & Mahindra, Ltd.[2]	133,343	138,717
8,500	Torrent Pharmaceuticals, Ltd.[2]	111,492	92,748
40,000	Zee Entertainment Enterprises, Ltd.[2]	109,271	95,234

Total India		822,602	734,236

Indonesia (5.08%)
175,000	Bank Negara Indonesia (Persero)[2]	80,076	73,117
175,000	Bank Rakyat Indonesia[2]	106,505	114,585
200,000	Bank Tabungan Negara (Persero)[2]	31,562	27,197
600,000	Clipan Finance Indonesia Tbk PT2	56,986	28,246
135,000	XL Axiata[2]	88,888	75,590

Total Indonesia		364,017	318,735

Shares		Cost	Value

Common Stocks (continued)

Korea, Republic Of (7.45%)
1,500	Daum Communications Corp.[2]	$118,408	$179,871
150	LG Household & Health Care, Ltd.[2]	55,907	67,429
600	NHN Corp.[1,2]	113,547	114,310
7,500	SK Telecom Co., Ltd., ADR	137,573	105,525

Total Korea, Republic Of		425,435	467,135

Mexico (3.10%)
23,000	Compartamos SAB de CV	44,181	31,096
1,500	Fomento Economico Mexicano SAB de CV, ADR	85,180	97,230
40,000	Genomma Lab Internacional SA1	89,866	65,962

Total Mexico		219,227	194,288

Norway (2.39%)
34,000	Opera Software ASA[2]	198,200	150,168

Philippines (3.99%)
175,000	Ayala Land, Inc.[2]	62,358	57,804
50,000	Cebu Air, Inc.[2]	97,978	81,512
1,100,000	Metro Pacific Investments Corp.[2]	91,915	68,701
45,000	Universal Robina Corp.[2]	43,678	42,525

Total Philippines		295,929	250,542

Russian Federation (0.75%)
15,000	Exillon Energy PLC[1,2]	58,032	47,057

South Africa (1.24%)
12,000	Net 1 UEPS Technologies, Inc.[1]	123,040	78,000

Sweden (0.58%)
1,000	Oriflame Cosmetics SA, SDR[2]	51,391	36,186

Taiwan, Province Of China (3.70%)
30,000	E Ink Holdings, Inc.[2]	52,845	62,188
4,400	Formosa International Hotels Corp.[2]	78,343	59,928
6,500	Hiwin Technologies Corp.[2]	51,321	44,076
3,000	HTC Corp.[2]	81,065	65,871

Total Taiwan, Province Of China		263,574	232,063

Thailand (3.19%)
15,000	Bangkok Bank Public Co., Ltd., NVDR[2]	87,127	67,575
125,000	Krung Thai Bank Public Co., Ltd.[2]	77,988	61,467
200,000	LPN Development Public Co., Ltd.[2]	68,755	70,790

Total Thailand		233,870	199,832

United Arab Emirates (1.04%)
325,000	Shuaa Capital PSC[1,2]	112,191	65,210

United States (3.25%)
4,500	Arcos Dorados Holdings, Inc.	80,249	104,355
3,700	NII Holdings, Inc.[1]	150,909	99,715

Total United States		231,158	204,070

TOTAL COMMON STOCKS		6,265,036	5,230,115

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2011 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (16.23%)

$1,018,514	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2011, 0.01% due 10/03/2011; Proceeds at maturity – $1,018,515; (Fully collateralized by U.S. Treasury Note, 2.125% due 11/30/2014; Market value – $1,074,631)[2]	$1,018,514	$1,018,514

TOTAL INVESTMENTS (99.59%)		$7,283,550	6,248,629

CASH AND OTHER ASSETS LESS LIABILITIES (0.41%)			25,519

NET ASSETS			$6,274,148

RETAIL SHARES (Equivalent to $8.29 per share based on 241,157 shares outstanding)			$2,000,059

INSTITUTIONAL SHARES (Equivalent to $8.31 per share based on 514,542 shares outstanding)			$4,274,089

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 3 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
SDR	Swedish Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At September 30, 2011, the market value of Rule 144A securities amounted to $56,353 or 0.90% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage of
as of September 30, 2011	Net Assets

Information Technology	21.7%
Consumer Discretionary	16.4
Financials	15.2
Health Care	8.5
Consumer Staples	6.9
Telecommunication Services	4.5
Industrials	4.3
Energy	3.4
Materials	2.5
Cash and Cash Equivalents*	16.6

100.0%

* Includes short term investments

See Notes to Schedules of Investments.

Baron Select Funds Trust	September 30, 2011

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. Organization

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers five series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund and Baron Real Estate Fund, which are non-diversified; and Baron International Growth Fund and Baron Emerging Markets Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund and Baron Emerging Markets Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a Delaware statutory trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996, under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron Emerging Markets Fund commenced trading operations on January 1, 2011.

2. Significant Accounting Policies

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of regular session trading (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Baron Select Funds Trust	September 30, 2011

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At September 30, 2011, the Funds did not have any outstanding securities on loan.

c) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

d) Short Sales. The Funds may sell securities short. When the Funds sell short, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of the securities sold short. The Funds may incur dividend expense if a security that has been sold short declares a dividend. The Funds are exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

The Funds are required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Schedules of Investments. The Funds’ risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security. During the nine months ended September 30, 2011, Baron Partners Fund entered into short sales. At September 30, 2011, the Funds did not have any open short sale positions.

3. Fair Value Measurements

Fair value is defined by accounting principles generally accepted in the United States of America (“GAAP”) as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•
Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Baron Select Funds Trust	September 30, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$1,290,399,772	$—	$—	$1,290,399,772
Private Equity Investments†	—	—	24,876,041	24,876,041
Short Term Investments	—	258,367	—	258,367
Total Investments	$1,290,399,772	$258,367	$24,876,041	$1,315,534,180

	Baron Focused Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$73,792,668	$—	$—	$73,792,668
Short Term Investments	—	1,597,531	—	1,597,531
Total Investments	$73,792,668	$1,597,531	$—	$75,390,199

	Baron International Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$15,674,452	$22,557,007	$—	$38,231,459
Short Term Investments	—	2,853,167	—	2,853,167
Total Investments	$15,674,452	$25,410,174	$—	$41,084,626

The fair value of Level 2 investments at December 31, 2010 was $19,406,157. $9,304,659 was transferred out of Level 1 into Level 2 at September 30, 2011 as a result of adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Real Estate Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$12,972,768	$—	$—	$12,972,768
Short Term Investments	—	544,418	—	544,418
Total Investments	$12,972,768	$544,418	$—	$13,517,186

	Baron Emerging Markets Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$2,421,551	$2,808,564	$—	$5,230,115
Short Term Investments	—	1,018,514	—	1,018,514
Total Investments	$2,421,551	$3,827,078	$—	$6,248,629

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds Trust	September 30, 2011

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund

										Change in Net
										Unrealized
				Net Change in						Appreciation
	Balance as of	Accrued		Unrealized						(Depreciation) from
	December 31,	Premiums/	Net Realized	Appreciation			Transfers	Transfers	Balance as of	Investments still held
Investments in Securities	2010	Discounts	Gain (Loss)	(Depreciation)	Purchases	Sales	Into	Out of	September 30, 2011	at September 30, 2011
Private Equity
Investments
Consumer
Discretionary	$7,800,000	$—	$—	$(5,577,000)	$—	$—	$—	$—	$2,223,000	$(5,577,000)
Financials	22,856,987	—	—	(3,019,386)	2,815,440	—	—	—	22,653,041	(3,019,386)
Total	$30,656,987	$—	$—	$(8,596,386)	$2,815,440	$—	$—	$—	$24,876,041	$(8,596,386)

4. Cost of Investments for Income Tax Purposes

As of September 30, 2011, the components of net assets on a tax basis were substantially as follows:

		Baron	Baron		Baron
	Baron	Focused	International	Baron Real	Emerging
	Partners	Growth	Growth	Estate	Markets
	Fund	Fund	Fund	Fund	Fund
Cost of investments	$1,018,949,477	$62,029,862	$38,196,138	$14,868,514	$7,283,550
Unrealized appreciation	$406,036,483	$17,021,180	$8,084,856	$367,130	$175,702
Unrealized depreciation	(109,451,780)	(3,660,843)	(5,196,368)	(1,718,458)	(1,210,623)
Net unrealized appreciation (depreciation)	$296,584,703	$13,360,337	$2,888,488	$(1,351,328)	$(1,034,921)

5. Restricted Securities

At September 30, 2011, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2011, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Partners Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Kerzner International Holdings, Ltd., Cl A	9/27/06	$2,223,000
Windy City Investments Holdings LLC	11/13/07	21,050,404
Windy City Investments Holdings LLC	1/27/11	1,602,637
Total Restricted Securities:
(Cost $80,134,888)† (2.44% of Net Assets)		$24,876,041

† See Schedules of Investments for cost of individual securities.

6. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers; ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. The Adviser is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: November 23, 2011